Reserves for Losses and Loss Adjustment Expenses - Cumulative Paid Losses and Loss Adjustment Expenses, Net of Reinsurance (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	$ 1,271.1
Reserve FX	(21.2)
ULAE	23.2
Liabilities for losses and loss adjustment expenses, net of reinsurance	1,635.0
Insurance | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Insurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	3.7	3.7	3.7	3.8	4.2	4.0	3.8	2.8	0.0
Insurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	7.2	7.1	7.3	7.6	6.0	3.9	2.2	0.0
Insurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	25.8	23.8	20.1	20.6	12.5	5.7	0.5
Insurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	58.6	48.8	36.2	24.1	23.0	7.0
Insurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	153.4	157.5	205.9	206.2	25.5
Insurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	210.8	185.8	121.6	42.9
Insurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	398.6	212.9	60.5
Insurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	256.0	88.9
Insurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	157.0
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	865.6
Reserve FX	5.4
ULAE	6.1
Liabilities for losses and loss adjustment expenses, net of reinsurance	243.7
Reinsurance | 2015
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	2.7	2.7	2.7	2.7	2.7	2.7	2.8	2.7	0.4	$ 0.0
Reinsurance | 2016
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	32.4	22.2	22.1	21.9	21.2	21.0	19.7	11.8	$ 2.1
Reinsurance | 2017
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	38.4	37.9	34.6	52.6	52.2	47.0	45.0	$ 26.3
Reinsurance | 2018
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	61.5	62.4	66.8	53.7	41.3	18.0	$ 23.8
Reinsurance | 2019
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	33.1	33.4	35.0	36.2	35.3	$ 3.0
Reinsurance | 2020
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	199.5	194.2	172.6	140.2	$ 56.5
Reinsurance | 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	341.2	361.0	300.7	$ 163.8
Reinsurance | 2022
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	89.5	76.5	$ 21.4
Reinsurance | 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	35.9	$ 22.7
Reinsurance | 2024
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Cumulative paid losses and loss adjustment expenses, net of reinsurance	$ 31.4